Intangible Assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Sep. 30, 2020	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	£ 1,359.5	£ 1,389.3	[1]	£ 1,468.8	[1]
Amortisation and impairment of acquired intangible assets	97.8	89.1
Impairment charge on intangible assets	47.9	21.6
Goodwill impairment	£ 1.8	£ 2,822.9		£ 47.7
Assumed annual long-term growth rate	2.00%	2.00%
First Step
Disclosure of detailed information about intangible assets [line items]
Assumed annual long-term growth rate	0.00%	0.00%
Discount rate applied to cash flow projections	13.50%	13.50%
Range of Pre-tax Discount Rates for Global Cash Generating Units
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.50%	12.50%
Second Step
Disclosure of detailed information about intangible assets [line items]
Assumed annual long-term growth rate	2.00%	2.00%
Management forecasts for a projection period	five years
Range of Pre-tax Discount Rates for Geographic Regions
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	1.00%
Bottom of Range | Range of Pre-tax Discount Rates for Global Cash Generating Units
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections		12.50%
Bottom of Range | Range of Pre-tax Discount Rates for Geographic Regions
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.30%	11.20%				11.30%	10.80%
Top of Range | Range of Pre-tax Discount Rates for Geographic Regions
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	18.40%	13.60%				14.40%	18.60%
Associates
Disclosure of detailed information about intangible assets [line items]
Amortisation and impairment of acquired intangible assets	£ 0.5	£ 0.6
Brand names
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	137.4	172.8
Impairment charge on intangible assets	43.8
Customer-related intangibles
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	110.4	67.1
Other acquired intangible assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	25.6	0.6
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets	43.8
Global Integrated Agencies
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets	45.1
Goodwill impairment		2,355.1
Specialist Agencies
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets	£ 2.8
Goodwill impairment		306.3
Public relations
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment		£ 161.5

[1]	Figures have been restated as described in the accounting policies.